PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 96.9%
Common Stocks 95.5%
Australia 0.7%
NEXTDC Ltd.*	3,865,032	$35,148,512
Belgium 2.0%
UCB SA	546,345	106,293,220
Brazil 5.4%
MercadoLibre, Inc.*	108,323	208,217,387
NU Holdings Ltd. (Class A Stock)*(a)	5,740,995	76,010,774
		284,228,161
Canada 2.6%
Shopify, Inc. (Class A Stock)*	1,170,283	136,689,054
China 3.5%
BYD Co. Ltd. (Class H Stock)	2,760,300	96,997,959
Xiaomi Corp. (Class B Stock), 144A*	17,330,697	86,862,488
		183,860,447
Denmark 3.5%
Novo Nordisk A/S (Class B Stock)	1,230,998	103,926,601
Pandora A/S	405,414	77,563,150
		181,489,751
France 10.8%
EssilorLuxottica SA	397,095	108,986,207
Hermes International SCA	93,283	262,373,348
Safran SA	779,558	193,249,627
		564,609,182
Germany 8.3%
adidas AG	384,996	101,507,976
Rheinmetall AG	169,219	132,301,189
SAP SE	727,692	200,533,183
		434,342,348
Hong Kong 1.3%
Techtronic Industries Co. Ltd.	5,238,982	70,459,580

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India 5.9%
Apollo Hospitals Enterprise Ltd.	935,625	$73,380,501
MakeMyTrip Ltd.*(a)	893,383	97,619,960
Varun Beverages Ltd.	11,108,443	68,662,404
Zomato Ltd.*	28,809,665	72,967,057
		312,629,922
Israel 1.8%
Global-e Online Ltd.*	1,564,649	93,706,829
Italy 8.7%
Brunello Cucinelli SpA	1,385,214	178,088,601
Ferrari NV	481,179	206,442,422
Moncler SpA	1,133,168	71,732,791
		456,263,814
Japan 3.8%
Advantest Corp.	1,464,887	80,989,480
Keyence Corp.	270,789	116,631,209
		197,620,689
Netherlands 5.2%
Adyen NV, 144A*	42,550	68,680,673
Argenx SE*	161,819	106,822,782
ASM International NV	168,486	97,752,836
		273,256,291
New Zealand 1.5%
Xero Ltd.*	696,155	78,355,765
Spain 3.6%
Industria de Diseno Textil SA	3,514,404	190,763,995
Switzerland 5.6%
Cie Financiere Richemont SA (Class A Stock)	651,679	125,981,727
Galderma Group AG*	659,615	80,174,999
On Holding AG (Class A Stock)*(a)	1,491,338	89,301,320
		295,458,046
Taiwan 6.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	1,555,492	325,595,585

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United Kingdom 3.1%
Compass Group PLC			4,665,311	$160,740,460
United States 12.0%
CyberArk Software Ltd.*			609,444	226,091,535
Globant SA*(a)			356,886	76,130,922
Monday.com Ltd.*			273,164	69,782,475
Schneider Electric SE			381,221	96,687,095
Spotify Technology SA*			293,783	161,154,665
				629,846,692

Total Common Stocks (cost $3,574,487,571)				5,011,358,343
Preferred Stock 1.4%
Germany
Sartorius AG (PRFC) (cost $76,496,886)			262,374	75,713,643

Total Long-Term Investments (cost $3,650,984,457)				5,087,071,986
Short-Term Investments 6.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	284,952,550	284,952,550
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $43,142,822; includes $42,869,807 of cash collateral for securities on loan)(b)(wb)	43,168,802	43,142,901

Total Short-Term Investments (cost $328,095,372)				328,095,451

TOTAL INVESTMENTS 103.2% (cost $3,979,079,829)				5,415,167,437
Liabilities in excess of other assets (3.2)%				(166,880,871)

Net Assets 100.0%				$5,248,286,566

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,655,579; cash collateral of $42,869,807 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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